Note 13 - Transactions with Officers and Directors	6 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 13 - Transactions with Officers and Directors

The Bank has had, and may be expected to have in the future, banking transactions in the ordinary course of business with its officers, directors, their immediate families, and affiliated companies (commonly referred to as related parties), on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with others with the exception that all employees with one year of service, directors and executive officers are offered a 50 basis point reduction for consumer loans or primary residence mortgage loans. These persons were indebted to the Bank for loans totaling $8.1 million, $7.7 million and $10.0 million at December 31, 2014 and June 30, 2014 and 2013, respectively. During the year ended June 30, 2014, $755,000 of new loans and $571,000 of repayments were made. In addition, one director that was placed on emeritus status and non-voting status, resulted in a $2.4 million reduction in loan indebtedness to the Bank related to him and his immediate family. During the six months ended December 31, 2014, $636,000 of new loans and $240,000 of repayments were made.